Statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Profit (loss) before income tax and social contribution and for the result with discontinued operations	R$ 3,604,736	R$ 5,264,577	R$ (99,250)
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	2,990,577	2,928,855	2,683,100
Results from equity investments	888	(39,956)	(30,078)
Interest and monetary and exchange variations, net	6,013,944	3,697,714	3,026,008
Gain from divestment in subsidiary	0	(276,816)	0
Leniency agreement	0	375,476	2,853,230
Reversal of provisions	23,725	(223,340)	0
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(519,830)	0	0
Provision for losses and write-offs of long-lived assets	72,470	213,184	41,016
Adjustments for reconciliation of profit	12,186,510	11,939,694	8,474,026
Changes in operating working capital
Financial investments	98,349	(953,228)	(649,535)
Trade accounts receivable	130,113	(1,598,392)	1,007,875
Inventories	(1,537,290)	(1,351,028)	862,338
Taxes recoverable	1,022,242	469,293	1,058,104
Prepaid expenses	(105,163)	(30,521)	64,029
Other receivables	(242,691)	25,802	353,981
Trade payables	1,343,375	(1,642,649)	(4,254,575)
Taxes payable	(977,248)	(215,514)	(292,131)
Advances from customers	(199,958)	(13,512)	216,850
Leniency agreement	(330,006)	(1,343,803)	0
Sundry provisions	(116,458)	194,596	558,231
Other payables	833,227	55,541	38,464
Cash from operations	12,105,002	5,536,279	7,437,657
Interest paid	(1,916,801)	(2,154,053)	(1,826,942)
Income tax and social contribution paid	(937,831)	(920,606)	(1,152,847)
Net cash generated by operating activities	9,250,370	2,461,620	4,457,868
Proceeds from the sale of fixed assets	95,133	39,660	564
Proceeds from the sale of investments	81,000	450,000	0
Funds received in the investments' capital reduction	2,254	0	0
Dividends received	41,791	0	0
Additions to investments in subsidiaries	0	(608,181)	0
Acquisitions to property, plant and equipment and intangible assets	(2,706,328)	(2,273,197)	(2,586,511)
Premium in the dollar put option	(2,167)	(14,683)	(4,856)
Held-for-maturity financial investments	0	0	38,353
Net cash used in investing activities	(2,488,317)	(2,406,401)	(2,552,450)
Short-term and Long-term debt
Acquired	4,301,626	8,492,341	4,107,626
Payments	(6,592,197)	(8,779,091)	(4,901,593)
Derivative transactions
Payments	0	(810,279)	0
Braskem Idesa borrowings
Acquired	0	187,959	503,921
Payments	(812,929)	(1,080,502)	(469,282)
Dividends paid	(1,499,900)	(998,893)	(1,997,984)
Net cash used in financing activities	(4,603,400)	(2,988,465)	(2,757,312)
Exchange variation on cash of foreign subsidiaries	(386,109)	6,475	586,642
Increase (decrease) in cash and cash equivalents	1,772,544	(2,926,771)	(265,252)
Cash and cash equivalents at the beginning of the year	3,775,093	6,701,864	7,043,262
Cash and cash equivalents at the end of the year	5,547,637	3,775,093	6,701,864
Increase (decrease) in cash and cash equivalents	R$ 1,772,544	R$ (2,926,771)	R$ (265,252)